Inventory	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Inventory

7.	INVENTORY

	December 31, 2017	December 31, 2016
In-process precious metals	$131.6	$120.7
Ore in stockpiles	44.1	37.6
Parts and supplies	41.5	35.7
Dore, refined precious metals and gold in concentrate	12.7	13.5
	229.9	207.5
Less: Long-term inventory	(68.7)	(75.8)
	$161.2	$131.7

Long term inventory consists of heap leach and long-term stockpiles of $68.7 million at December 31, 2017 (December 31, 2016 - $75.8 million) and are expected to be recovered after one year.
The amount of inventories recognized in mining and processing costs for the year ended December 31, 2017 was $323.3 million (December 31, 2016 - $304.1 million). The amount of inventories recognized in amortization costs for the year ended December 31, 2017 was $125.6 million (December 31, 2016 - $119.0 million).